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STEPHANIE CAPISTRON

STEPHANIE.CAPISTRON@DECHERT.COM
November 27, 2023	+1 617 728 7127 DIRECT

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Virtus Asset Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Registration Statement on Form N-14 under the Securities Act of 1933, amended (the “1933 Act”), for Virtus Asset Trust (the “Registrant”). This Registration Statement is being filed in connection with the reorganization of the Virtus Seix High Yield Income Fund, a series of Virtus Strategy Trust, and Virtus Seix High Income Fund, a series of the Registrant, with and into the Virtus Seix High Yield Fund, also a series of the Registrant, in accordance with the terms and conditions of each Agreement and Plan of Reorganization described and included in the Registration Statement.

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on December 28, 2023.

Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron

Stephanie A. Capistron